THE ADVISORS’ INNER CIRCLE FUND III

MetLife Dynamic Asset Allocation Fund

(the “Fund”)

Supplement dated October 9, 2026 to the Fund’s Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), each dated March 1, 2026, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Austin Strube no longer serves as a portfolio manager of the Fund. Michael J. Kelly, Peter Hu, Sunny Ng, and Paul Mazzacano, each a Managing Director with the Fund’s adviser, PineBridge Investments LLC, continue to serve as portfolio managers of the Fund.

Accordingly, effective immediately, the Summary Prospectus, Prospectus, and SAI are hereby amended and supplemented as follows:

1.	All references to Mr. Strube are hereby deleted from the Summary Prospectus, Prospectus, and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PBI-SK-009-0100